BLACKROCK INDEX FUNDS, INC.

BlackRock Small Cap Index Fund

BlackRock International Index Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED FEBRUARY 4, 2014 TO THE

PROSPECTUS DATED APRIL 30, 2013

Effective immediately, the Funds’ prospectus is hereby amended as follows:

In the “Fund Overview” section for BlackRock Small Cap Index Fund (the “Small Cap Index Fund”), the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Series Since	Title
Christopher Bliss, CFA, CPA	2011	Managing Director of BlackRock, Inc.
Greg Savage, CFA	2012	Managing Director of BlackRock, Inc.
Alan Mason	2014	Managing Director of BlackRock, Inc.

In the “Fund Overview” section for BlackRock International Index Fund (the “International Index Fund”), the subsection entitled “Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Series Since	Title
Christopher Bliss, CFA, CPA	2011	Managing Director of BlackRock, Inc.
Greg Savage, CFA	2012	Managing Director of BlackRock, Inc.
Alan Mason	2014	Managing Director of BlackRock, Inc.

The section in the prospectus captioned “Details about the Funds — How Each Fund Invests — About the Portfolio Management Team of Small Cap Index Fund/Series” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF SMALL CAP INDEX FUND/SERIES

The Series is managed by a team of financial professionals. Christopher Bliss, CFA, CPA, Greg Savage, CFA, and Alan Mason are the portfolio managers of the Series and are jointly and primarily responsible for the day-to-day management of the Series. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

The section in the prospectus captioned “Details about the Funds — How Each Fund Invests — About the Portfolio Management Team of International Index Fund/Series” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT TEAM OF INTERNATIONAL INDEX FUND/SERIES

The Series is managed by a team of financial professionals. Christopher Bliss, CFA, CPA, Greg Savage, CFA, and Alan Mason are the portfolio managers of the Series and are jointly and primarily responsible for the day-to-day management of the Series. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio management team.

In addition, the section in the prospectus captioned “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of each Series is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Corporation’s SAI.

Each Series is managed by a team of financial professionals. Information about Christopher Bliss, CFA, CPA, Greg Savage, CFA, and Alan Mason, the portfolio managers, is provided below.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Christopher Bliss, CFA, CPA	Jointly and primarily responsible for the day-to-day management of each Series’ portfolio, including setting the Series’ overall investment strategy and overseeing the management of the Series.	2011	Managing Director of BlackRock, Inc. since 2010; Principal of Barclays Global Investors (“BGI”) from 2005 to 2009.
Greg Savage, CFA	Jointly and primarily responsible for the day-to-day management of each Series’ portfolio, including setting the Series’ overall investment strategy and overseeing the management of the Series.	2012	Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. in 2009; Principal of BGI from 2007 to 2009; Associate of BGI from 1999 to 2007.
Alan Mason	Jointly and primarily responsible for the day-to-day management of each Series’ portfolio, including setting the Series’ overall investment strategy and overseeing the management of the Series.	2014	Managing Director of BlackRock, Inc. since 2009; Managing Director of BGI from 2008 to 2009; Principal of BGI from 1996 to 2008.

Shareholders should retain this Supplement for future reference.

PRO-19003-0114SUP